SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO FINANCE LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Right of use asset	$ 72,250	$ 85,801
Lease liabilities - non current	137,852	131,635
Total finance lease liabilities	$ 137,852	$ 131,635